BETTER 10K - RESTRUCTURING AND IMPAIRMENTS - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 11,119	$ 166,709	$ 247,693	$ 17,048
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	0	67,274	105,604	0
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	1,554	94,015	102,261	17,048
Impairments of Right-of-Use Assets—Real Estate
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)			3,707	0
Impairments of Right-of-Use Assets—Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)			2,494	0
Write-off of capitalized merger transaction costs
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)			27,287	0
Impairments of intangible assets
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)			1,964	0
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 4,844	$ 2,926	4,042	0
Other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)			$ 333	$ 0